LONG-TERM DEBT - Senior Unsecured Notes (Detail) - USD ($)	Aug. 11, 2015	Sep. 30, 2015	Sep. 30, 2014	Aug. 31, 2013
Debt Instrument [Line Items]
Accrued interest		$ 12,055,000	$ 8,659,000
Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes
Debt Instrument [Line Items]
Loan face amount				$ 500,000,000
Note stated interest rate		9.75%	9.75%	9.75%
Proceeds from issuance of debt	$ 85,000,000
Debt outstanding before discount	$ 585,000,000
Effective interest rate of amounts outstanding		10.03%
Redeemable rate				100.00%
Redeemable rate after cutoff upon change of control				101.00%
Redeemable rate upon certain conditions				100.00%
Accrued interest		$ 4,800,000	$ 4,100,000